DEBT - Bank borrowings (Details) € in Millions, ¥ in Millions	1 Months Ended		12 Months Ended
	Mar. 31, 2024 CNY (¥)	Aug. 31, 2022 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Maximum
Debt
Percentage points added to the reference rate					(0.20%)
Euro
Debt
Percentage points added to the reference rate		1.55%
RMB | Minimum
Debt
Percentage points added to the reference rate		(0.15%)
Bank borrowings entered in August 2022
Debt
Interest rate (as a percent)				3.15%	3.35%
Long-term facility entered in August 2022
Debt
Maximum borrowing amount		€ 220
Term of debt instrument		3 years
Credit facility drawn down amount						€ 220
Repayment of line of credit facility					€ 220
Term facility entered in August 2022 | RMB
Debt
Maximum borrowing amount		€ 110
Credit facility drawn down amount						110
Repayment of line of credit facility			€ 5		6
Revolving credit facility entered in August 2022
Debt
Maximum borrowing amount		€ 70
Term of debt instrument		35 months
Credit facility drawn down amount						€ 70
Repayment of line of credit facility					€ 70
Syndicated loan contract entered in march 2024
Debt
Maximum borrowing amount | ¥	¥ 400
Term of debt instrument	5 years
Percentage points added to the reference rate			(0.55%)	(0.55%)
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]			us-gaap:PrimeRateMember	us-gaap:PrimeRateMember
Interest rate (as a percent)				2.90%
Credit facility drawn down amount | ¥				¥ 340
Repayment of line of credit facility | ¥				15
Utilizing revolving facility | ¥				325
Syndicated loan contract entered in march 2024 | Buildings
Debt
Amount pledged as collateral for the loan | ¥				510
Syndicated loan contract entered in march 2024 | Land use rights
Debt
Amount pledged as collateral for the loan | ¥				¥ 69